State Street Institutional Small-Cap Equity Fund Shareholder Fees - Investment and Service Class [Member] - State Street Institutional Small-Cap Equity Fund	Sep. 30, 2025
Investment Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%
Service Class
Prospectus [Line Items]
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	0.00%
Maximum Deferred Sales Charge (as a percentage)	0.00%